Note 10 - Financial Assets at Amortised Cost (Tables)	12 Months Ended
Dec. 31, 2018
Financial Assets at Amortised Cost Abstract
Table of Other Financial Assets
	December 31, 2018	December 31, 2017 (*)	January 1, 2017 (*)
Financial debtors for spot transactions pending settlement	6,842,344	2,113,679	-
Non-financial debtors for spot transactions pending settlement	91,052	163,080	138,238
Other receivables	1,753,206	1,056,219	964,751
Other	550,635	81,973	131,361
Allowance for loan losses	(2)	-	-
TOTAL	9,237,235	3,414,951	1,234,350

(*) The Bank calculated the allowance for loan losses in accordance with IAS 39.

Table of Loans and Advances to Financial Institutions
	December 31, 2018	December 31, 2017 (*)	January 1, 2017 (*)
Loans and advances to financial institutions	9,669,331	6,772,988	4,949,295
Allowance for loan losses	(33,486)	(49,296)	(31,254)
TOTAL	9,635,845	6,723,692	4,918,041

(*) The Bank calculated the allowance for loan losses in accordance with IAS 39.

Table of Loans and Advances to Customers
	December 31, 2018	December 31, 2017 (*)	January 1, 2017 (*)
Overdrafts	11,789,313	17,285,259	18,060,456
Commercial papers	11,575,021	16,504,333	11,895,831
Notes	12,739,330	10,407,731	8,012,683
Real estate mortgage	10,104,731	6,570,691	3,532,930
Pledge loans	1,650,222	6,729,439	5,480,484
Consumer loans	23,560,930	24,254,887	17,627,590
Credit Cards	41,869,188	44,142,402	40,658,201
Loans for the prefinancing and financing of exports	45,088,576	34,176,155	15,637,186
Receivables from financial leases	2,377,747	3,390,288	3,675,178
Loans to personnel	1,205,501	926,209	325,627
Other financing	14,051,828	20,614,282	17,687,828
Allowance for loan losses	(4,064,066)	(2,710,432)	(1,670,329)
TOTAL	171,948,321	182,291,244	140,923,665

(*) The Bank calculated the allowance for loan losses in accordance with IAS 39.

Table of Reverse Repurchase Agreements
	December 31, 2018	December 31, 2017	January 1, 2017
Financial institutions	154,753	890,355	107,461
BCRA	-	1,999,110	-
Argentine government	12,706,363	6,456,412	-
Allowances for loan losses	(141,985)	-	-
TOTAL	12,719,131	9,345,877	107,461